Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2020	Jun. 30, 2019
Three months ended [Member]
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	3.20%	4.61%
Six months ended [Member]
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	3.51%	4.68%